Allowance for Loan Losses - Components of Purchase Accounting Adjustments, Loans Acquired with Credit Deterioration (Detail) $ in Thousands	Mar. 06, 2015 USD ($)
Receivables [Abstract]
Contractually required payments	$ 1,305
Non-accretable discount	(691)
Expected cash flows	614
Accretable discount	(140)
Estimated fair value	$ 474